Schedule of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
- BVI	$ (157,680)	$ (366,738)
- Malaysia	(986,990)	(1,307,754)
Loss before income tax expense	$ (1,144,670)	$ (1,674,492)